Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Cash flows from operating activities
(Loss)/profit before tax	$ (5,852,409)	$ (45,551,045)	$ 35,614,151	$ (29,788,123)
Adjustments for:
Interest income	(62,215)	(484,236)	(682,409)	(515,980)
Interest expenses	741,752	5,773,284	4,595,959	5,149,089
Depreciation of property, plant and equipment	3,549,440	27,626,357	34,038,855	35,795,951
Amortisation of right-of-use assets	5,006,718	38,968,788	44,562,079	48,467,296
Impairment loss on disposal group classified as held for sale				23,545,499
Interest on lease liabilities	505,161	3,931,817	5,594,836	6,300,014
Written-off of property, plant and equipment	15,521	120,803	526,279	6,702,181
Impairment of property, plant and equipment	241,205	1,877,371	4,549,381
Impairment of right-of-use assets	527,031	4,102,040	5,013,080
Share-based payment	1,503,218	11,700,000
Gain on disposal of subsidiaries			(58,678,325)
Operating cash flows before movements in working capital	6,175,422	48,065,179	75,133,886	95,655,927
Decrease/(increase) in amounts due from related companies	169,715	1,320,942	45,064,210	(78,147)
Decrease in amounts due from shareholders	9,521	74,100
(Increase)/decrease in inventories	(399,007)	(3,105,593)	4,768,410	5,146,061
(Increase)/decrease in trade receivables	(10,921)	(85,001)	5,581,582	(5,149,129)
Increase in deposits, prepayments and other receivables	(200,162)	(1,557,923)	(3,408,599)	(5,696,237)
Decrease in amounts due to directors	(5,469,866)	(42,573,611)	(67,214,294)	(224,388)
Increase in amounts due to related companies	30,429	236,837	18,963	35,894
(Decrease)/increase in trade payables	(525,408)	(4,089,406)	972,847	(1,580,470)
(Decrease)/increase in accruals and other payables	(273,784)	(2,130,946)	8,675,330	2,797,231
Cash (used in)/generated from operations	(494,061)	(3,845,422)	69,592,335	90,906,742
Interest received	62,215	484,236	682,409	515,980
Income tax paid	(1,190,398)	(9,265,222)	(10,108,560)	(7,598,311)
Net cash (used in)/generated from operating activities	(1,622,244)	(12,626,408)	60,166,184	83,824,411
Cash flows from investing activities
Purchase of property, plant and equipment	(176,746)	(1,375,666)	(11,991,530)	(44,512,104)
Net cash outflow from deconsolidation of subsidiaries			(189,912)
Proceeds from disposal of property, plant and equipment	8,086	62,934		61,239
Net cash used in investing activities	(168,660)	(1,312,732)	(12,181,442)	(44,450,865)
Cash flows from financing activities
Interest paid for bank loans	(253,431)	(1,972,532)	(2,645,713)	(2,863,104)
Proceed from loans from directors	5,457,018	42,473,611
Gross proceeds from issuance of ordinary shares	8,650,567	67,329,957
Listing expense paid in relation to issuance of new ordinary shares	(978,547)	(7,616,332)
Interest paid for loans from related companies	(13,888)	(108,096)	(1,950,246)	(2,285,985)
Repayment of principal portion of bank loan	(1,030,881)	(8,023,653)	(7,569,370)	(8,489,298)
Repayment of principal portion of loans from related companies	(115,719)	(900,676)	(10,190,497)	(13,950,673)
Interest elements of lease rentals paid	(505,161)	(3,931,817)	(5,594,836)	(6,300,014)
Repayment of principal portion of lease liabilities	(5,515,131)	(42,925,920)	(48,883,789)	(47,679,212)
Net cash generated from/(used in) financing activities	5,694,827	44,324,542	(76,834,451)	(81,568,286)
Net increase/(decrease) in cash and cash equivalents	3,903,923	30,385,402	(28,849,709)	(42,194,740)
Cash and cash equivalents at beginning of the year	15,075,355	117,336,010	146,213,744	196,296,774
Bank balances and cash transfer to assets classified as held for sale				(7,884,815)
Effect of foreign exchange rate changes	(808)	(6,287)	(28,025)	(3,475)
Cash and cash equivalents at end of the year	$ 18,978,470	$ 147,715,125	$ 117,336,010	$ 146,213,744